Net gains/(losses) on financial assets and liabilities at fair value through profit or loss	12 Months Ended
Dec. 31, 2018
Net gains/(losses) on financial assets and liabilities at fair value through profit or loss [Abstract]
Net gains/(losses) on financial assets and liabilities at fair value through profit or loss

8.    Net gains/(losses) on financial assets and liabilities at fair value through profit or loss

R$ thousand
Year ended December 31
2018
Fixed income securities	(1,360,349)
Derivative financial instruments	(10,543,169)
Equity securities	226,945
Total	(11,676,573)